Interim Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
ASSETS
Cash and due from banks	$ 5,009	$ 4,735
Interest-bearing deposits with banks	28,453	30,720
Cash and interest bearing deposits with banks	33,462	35,455
Trading loans, securities, and other (Note 4)	132,805	127,897
Non-trading financial assets at fair value through profit or loss (Note 4)	4,202	4,015
Derivatives (Note 4)	43,624	56,996
Financial assets designated at fair value through profit or loss (Note 4)	3,379	3,618
Financial assets at fair value through other comprehensive income (Notes 4, 5, 6)	125,109	130,600
Total Trading and Non Trading Financial Assets	309,119	323,126
Debt securities at amortized cost, net of allowance for credit losses (Notes 4, 5)	111,544	107,171
Securities purchased under reverse repurchase agreements (Note 4)	149,949	127,379
Loans (Notes 4, 6)
Residential mortgages	227,258	225,191
Consumer instalment and other personal	174,708	172,079
Credit card	36,004	35,018
Business and government	229,423	217,654
Gross loans	667,393	649,942
Allowance for loan losses (Note 6)	(3,778)	(3,549)
Loans, net of allowance for loan losses	663,615	646,393
Other
Customers' liability under acceptances	16,189	17,267
Goodwill (Note 9)	17,232	16,536
Other intangibles	2,623	2,459
Land, buildings, equipment, and other depreciable assets	5,500	5,324
Deferred tax assets (Note 16)	2,136	2,812
Amounts receivable from brokers, dealers, and clients	18,954	26,940
Other assets (Note 10)	17,238	15,596
Total other miscellaneous assets	88,899	95,379
Total assets	1,356,588	1,334,903
LIABILITIES
Trading deposits (Notes 4, 11)	53,974	114,704
Derivatives (Note 4)	42,199	48,270
Securitization liabilities at fair value (Note 4)	12,738	12,618
Financial liabilities designated at fair value through profit or loss (Notes 4, 11)	57,783	16
Total financial liabilities other than non-trading deposits and other	166,694	175,608
Deposits (Note 11)
Personal	489,683	477,644
Banks	19,669	16,712
Business and government	365,991	357,083
Total deposits, other than trading	875,343	851,439
Other
Acceptances	16,189	17,269
Obligations related to securities sold short (Note 4)	36,365	39,478
Obligations related to securities sold under repurchase agreements (Note 4)	107,885	93,389
Securitization liabilities at amortized cost (Note 4)	14,020	14,683
Amounts payable to brokers, dealers, and clients	19,323	28,385
Insurance-related liabilities	6,644	6,698
Other liabilities (Note 12)	20,259	19,174
Total other miscellaneous liabilities	220,685	219,076
Subordinated notes and debentures (Note 4)	8,968	8,740
Total liabilities	1,271,690	1,254,863
EQUITY
Contributed surplus	162	193
Retained earnings	47,980	46,145
Accumulated other comprehensive income (loss)	9,743	6,639
Equity attributable to owners of parent	84,898	79,047
Non-controlling interests in subsidiaries (Note 13)		993
Total equity	84,898	80,040
Total liabilities and equity	1,356,588	1,334,903
TD Ameritrade [member]
Other
Investment in TD Ameritrade (Note 7)	9,027	8,445
Common shares [member]
EQUITY
Issued capital (Note 13)	21,718	21,221
Treasury shares - (Note 13)	(49)	(144)
Preferred shares [member]
EQUITY
Issued capital (Note 13)	5,350	5,000
Treasury shares - (Note 13)	$ (6)	$ (7)